CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,499,876	$ 20,349,791	$ 12,117,397
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	395,814	320,842	411,635
Impairment loss on short-term investments	1,272,723	0	0
Share-based compensation	0	(1,465,680)	1,889,733
Interest expense for convertible debt	0	0	113,644
Provision for lease payment receivables	3,108,520	27,332	597,444
Deferred tax (benefit) expense	(1,546,049)	370,019	(622,928)
Provision (reversal of provision) for guarantee	1,982,073	(3,208,827)	2,907,999
Provision for guarantee paid on behalf of guarantee service customers	2,896,532	0	0
Changes in assets and liabilities:
Net investment in direct financing leases	3,925,969	(3,638,296)	(53,059,622)
Commission receivable	(504,779)	0	0
Guarantee paid on behalf of guarantee service customers	(1,379,966)	1,313,577	(2,432,997)
Unearned income from financial guarantee services	(470,358)	122,923	(3,036,771)
Interest receivable	(12,016,442)	(2,443,076)	(783,680)
Other assets	145,401	(546,486)	(330,841)
Interest payable	(106,266)	17,979	168,109
Income tax payable	(410,921)	314,334	(324,831)
Deposits from direct financing leases	(1,983,386)	1,719,175	6,096,934
Other liabilities	692,504	(52,009)	676,794
Net Cash Provided by (Used in) Operating Activities	6,501,245	13,201,598	(35,611,981)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(50,728,580)	(73,395,616)	(23,873,645)
Proceeds from maturities of short-term investments	64,102,479	32,294,070	44,287,804
Deposits paid to banks for financial guarantee services	(18,874,650)	(19,753,815)	(24,152,739)
Deposits released from banks for financial guarantee services	20,686,625	22,815,354	26,642,584
Placement of pledged bank deposits	0	(4,403,737)	(4,661,874)
Withdrawal of pledged bank deposits	0	4,403,737	406,461
Purchase of property, plant and equipment	(1,875)	(79,955)	(418,999)
Consideration received on disposal of WHL (Note 1)	0	270,000	0
Net Cash Provided by (Used in) Investing Activities	15,183,999	(37,849,962)	18,229,592
CASH FLOWS FROM FINANCING ACTIVITIES
Capital paid in by owners	0	0	29,669,019
Proceeds from loans	0	11,751,680	46,618,743
Repayment of loans	(20,578,208)	(16,311,241)	(2,476,782)
Proceeds of convertible debt	0	0	8,500,000
Repayment of convertible debt	0	0	(8,613,644)
Repayment of share repurchase	0	0	(17,060,180)
Net Cash (Used in) Provided by Financing Activities	(20,578,208)	(4,559,561)	56,637,156
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH	387,774	(953,758)	(1,973,893)
NET INCREASE (DECREASE) IN CASH	1,494,810	(30,161,683)	37,280,874
Cash and cash equivalents at beginning of year	17,002,282	47,163,965	9,883,091
Cash and cash equivalents at end of year	18,497,092	17,002,282	47,163,965
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	918,075	1,267,135	1,535,840
Cash paid for interest expense	$ 1,512,619	$ 2,076,609	$ 356,295